Equipment	12 Months Ended
Dec. 31, 2021
Equipment
Equipment
9.	Equipment

	Leasehold	Office Furnishings	Right of Use
	Improvements	and Equipment	Asset	Total
Cost:
Balance, December 31, 2019	$87	$42	$117	$246
Acquisitions	-	4	-	4
Foreign currency translation adjustment	2	1	3	6
Balance, December 31, 2020	89	47	120	256
Acquisitions	-	16	-	16
Foreign currency translation adjustment	-	-	1	1
Balance, December 31, 2021	89	63	121	273

Accumulated amortization:
Balance, December 31, 2019	42	18	58	118
Amortization	16	9	23	48
Foreign currency translation adjustment	2	1	4	7
Balance, December 31, 2020	60	28	85	173
Amortization	18	13	24	55
Foreign currency translation adjustment	-	-	1	1
Balance, December 31, 2021	78	41	110	229

Net book value:
Balance, December 31, 2020	$29	$19	$35	$83
Balance, December 31, 2021	$11	$22	$11	$44

The Company has a lease agreement for its headquarter office space in Vancouver, British Columbia.